Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 6,135,793	$ 218,511	$ 5,288,996
Measured at amortized cost (Note 1)	147,521,583	5,253,618	139,668,804
Trade receivables, net	91,833,989	3,270,441	78,948,473
Held for trading	1,537,208	54,744	973,571
Financial liabilities for hedging	11,188,244	398,442	3,233,301
Measured at amortized cost (Note 2)	304,737,749	10,852,485	310,187,110
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	728,398	25,940	755,903
Debt instruments	1,012,736	36,066	1,014,872
Trade receivables, net	$ 626,413	$ 22,308	$ 2,029,690